Note 10 - Short-term Borrowings - Outstanding Balances and Related Information of Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance at year-end	$ 68,359	$ 35,825
Average balance outstanding	37,130	11,768
Maximum month-end balance	$ 68,359	$ 35,825
Weighted-average rate at year-end	0.61%	1.37%
Weighted-average rate during the year	0.89%	1.65%